UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2021

Date of reporting period:  February 28, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report
February 28, 2021

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (http://www.brightrockfunds.com/literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-866-273-7223 or by sending an e-mail request to info@brightrockcap.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-866-273-7223 or send an e-mail request to info@brightrockcap.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or, if you invest directly with the Funds, to all Bright Rock Funds you hold.

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	7

EXPENSE EXAMPLES	8

INVESTMENT HIGHLIGHTS	10

SCHEDULES OF INVESTMENTS	12

STATEMENTS OF ASSETS AND LIABILITIES	18

STATEMENTS OF OPERATIONS	19

STATEMENTS OF CHANGES IN NET ASSETS	20

FINANCIAL HIGHLIGHTS	22

NOTES TO FINANCIAL STATEMENTS	24

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	34

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT	35

NOTICE OF PRIVACY POLICY & PRACTICES	36

ADDITIONAL INFORMATION	37

Dear Shareholder:

Market Overview

Last year the pandemic crisis facing our country was just coming to the forefront.  We have been impressed and amazed at both the resilience of the country and the markets.  The resourcefulness of the scientific community in coming up with a vaccine within a year of the pandemic has been truly impressive. For the 12 months ended February 28, 2021, the S&P 500 Total Return Index (the “S&P 500”) was up +31.29%.  That number masks a much bigger story, as during the first 3 weeks of the fiscal year (February 28, 2020 to March 23, 2020) the index lost -24.77%. Subsequently, from March 23, 2020 until February 28, 2021, the S&P 500 was up +68.04%.

Historically, our high quality, low volatility bias, and equal-weighted sector strategies have had relative difficulties in strong bull markets and last year was no exception. Over the past twelve months, the S&P 500 Low Volatility Index (+3.01%), and S&P 500 Equal Weighted Sector Index (+28.76%) both underperformed the S&P 500 (+31.29%) substantially and the S&P 500 Quality Index performed in line with the benchmark (+31.51%).

Bright Rock Funds Overview

Our strategies focus on investing in quality companies and maintaining equal sector exposure across all sectors. Our Quality Large Cap Fund and Mid Cap Growth Fund underperformed their respective benchmarks due primarily to both an underweight in Information Technology companies and the impact of owning lower volatility high quality stocks at a time when speculative high beta stocks did fantastically well.

Quality Large Cap Fund:

For the twelve-month period ended February 28, 2021, the Fund returned +24.40% as compared to its benchmark, the S&P 500, which returned +31.29%. Relative to the benchmark, underweighting Information Technology and overweighting Utilities was responsible for 5.23% of the 6.89% underperformance.

Ten of the eleven sectors in the S&P 500 generated positive returns over the past twelve months. The best performing sectors were Communication Services (+42.28%), Materials (+41.93%), and Information Technology (+49.91%), while the worst performing sectors were Utilities (-2.79%), Energy (+11.12%), and Real Estate (+4.83%). Our significant underweight to Information Technology was the largest negative detractor costing 2.66% over this time frame. In addition, our significant overweight to the Utilities sector was nearly as large a detractor costing 2.57%. This was partially offset by our significant overweight to Communication Services, which was the largest positive contributor over this time frame.

Stock selection was a negative contributor over the past twelve months. Specifically, our decision to underweight some of the biggest names in the benchmark hurt.  We did not hold Apple, Amazon, or Tesla all of which significantly outperformed the S&P 500.  Somewhat offsetting the underperformance of our Information Technology and Consumer Discretionary holdings was the strong relative performance of our Energy, Financials, and Communications Services holdings.

The tables below list our average top 10 portfolio holdings and returns for fiscal year ended February 28, 2021 and the average top 10 benchmark holdings and returns for fiscal year ended February 28, 2021.

Average Top 10
Portfolio Holdings	Weight (%)	Return (%)
Facebook Inc A	4.72	33.85
Microsoft Corp	3.98	44.89
Alphabet Inc A	3.85	50.97
O’Reilly Automotive Inc	3.42	21.32
Johnson & Johnson	3.35	21.03
Linde PLC	3.34	30.09
PepsiCo Inc	3.16	0.73
NextEra Energy Inc	3.14	18.66
The Home Depot Inc	3.05	21.44
CVS Health Corp	2.96	18.77

Average Top 10
Benchmark Holdings	Weight (%)	Return (%)
Apple Inc	6.01	78.81
Microsoft Corp	5.58	44.89
Amazon.com Inc	4.36	64.19
Facebook Inc A	2.13	33.85
Alphabet Inc A	1.68	50.97
Alphabet Inc Class C	1.65	52.08
Berkshire Hathaway Inc Class B	1.48	16.56
Johnson & Johnson	1.43	21.03
Visa Inc Class A	1.21	17.59
JPMorgan Chase & Co	1.19	31.46

Mid Cap Growth Fund:

For the twelve-month period ended February 28, 2021, the Fund returned +29.12%, relative to its benchmark, the Russell Midcap Growth Total Return Index, which returned +46.25%. Relative to the benchmark, equal weighting the Russell Midcap Growth Total Return Index sectors was a significant negative detractor.

All of the nine sectors in the Russell Midcap Growth Total Return Index generated more than 10% returns over the past twelve months. The best performing sectors were Information Technology (+65.61%), Energy (+67.93%), and Healthcare (+60.91%) while the worst performing sectors were Utilities (+15.10%) and Consumer Staples (+15.90%). From a sector standpoint, our significant underweight (-19.5%) to Information Technology accounted for almost all of the underperformance.

The tables below list our average top 10 portfolio holdings and returns for fiscal year ended February 28, 2021 and the average top 10 benchmark holdings and returns for fiscal year ended February 28, 2021.

Average Top 10
Portfolio Holdings	Weight (%)	Return (%)
Copart Inc	5.26	29.21
IDEXX Laboratories Inc	4.65	104.38
Jack Henry & Associates Inc	4.27	-1.41
Sherwin-Williams Co	4.24	32.80
Dollar General Corp	4.08	26.68
ResMed Inc	3.94	22.28
The Hershey Co	3.76	3.41
Edwards Lifesciences Corp	3.61	21.70
Tractor Supply Co	3.25	81.73
Tyler Technologies Inc	3.01	47.89

Average Top 10
Benchmark Holdings	Weight (%)	Return (%)
Lululemon Athletica Inc	1.18	43.36
Veeva Systems Inc Class A	1.08	97.30
KLA Corp	1.06	105.72
IDEXX Laboratories Inc	1.06	104.38
O’Reilly Automotive Inc	1.05	21.32
DocuSign Inc	1.04	162.61
Chipotle Mexican Grill Inc	1.03	86.41
Spotify Technology SA	1.02	124.17
CoStar Group Inc	1.01	23.39
MSCI Inc	0.99	41.42

Thank you for your business and the confidence you have placed in us. We wish you a healthy and safe remainder of 2021.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Disclosures
Past performance is not a guarantee of future results.

The S&P 500® Total Return Index is a cap weighted index of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The S&P 500® Quality Index is designed to track high quality stocks in the S&P 500 by quality score, which is calculated based on return on equity, accruals ratio and financial leverage ratio.

The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The index benchmarks low volatility or low variance strategies for the U.S. stock market.

The S&P 500® Equal Weighted Sector Index measures performance of 10 S&P 500 GICS Sectors (all ex Real Estate) equally weighted and rebalanced quarterly.

Russell Midcap Growth Total Return Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.  One cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or exchange-traded funds (ETFs). Shareholders will pay higher expenses to the extent the Funds invest in other investment companies or ETFs than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a Fund’s ability to sell ETF shares. This investment may not be suitable for all investors. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 28, 2021

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2020 –
	September 1, 2020	February 28, 2021	February 28, 2021*
Actual	$1,000.00	$1,103.80	$5.89
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.19	$5.66

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2020 –
	September 1, 2020	February 28, 2021	February 28, 2021*
Actual	$1,000.00	$1,104.20	$4.43
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.58	$4.26

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2021

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Mid Cap Growth Fund
Institutional Class	29.12%	12.44%	15.35%	9.79%
Russell Midcap® Growth Total Return Index	46.25%	20.11%	20.49%	14.52%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2020, the Fund's gross expense ratio is 1.14%. Please see the Financial Highlights in this report for the most recent expense ratios. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2021

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Quality Large Cap Fund
Institutional Class	24.40%	11.87%	11.94%	11.05%
S&P 500® Total Return Index	31.29%	14.14%	16.82%	13.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2020, the Fund's gross expense ratio is 0.87%. Please see the Financial Highlights in this report for the most recent expense ratios. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2021

	Shares	Value
COMMON STOCKS – 99.69%

Auto Components – 2.56%
Gentex Corp.	60,000	$2,122,800

Beverages – 5.35%
Brown-Forman Corp. – Class B	29,500	2,111,610
Monster Beverage Corp. (a)	26,500	2,325,110
		4,436,720

Building Products – 1.11%
Trex Co. Inc. (a)	10,000	916,400

Capital Markets – 6.77%
FactSet Research Systems, Inc.	6,000	1,823,460
Morningstar, Inc.	10,000	2,242,500
SEI Investments Co.	27,600	1,545,600
		5,611,560

Chemicals – 6.23%
International Flavors & Fragrances, Inc.	12,500	1,693,875
The Sherwin-Williams Co.	5,100	3,469,734
		5,163,609

Commercial Services & Supplies – 7.41%
Copart, Inc. (a)	41,000	4,475,560
Rollins, Inc.	50,250	1,666,792
		6,142,352

Containers & Packaging – 1.18%
AptarGroup, Inc.	7,500	975,525

Electrical Equipment – 2.85%
AMETEK, Inc.	20,000	2,359,400

Electronic Equipment, Instruments & Components – 6.28%
Amphenol Corp. – Class A	17,000	2,136,560
IPG Photonics Corp. (a)	13,500	3,069,225
		5,205,785

Energy Equipment & Services – 0.77%
Cactus, Inc.	20,000	637,400

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2021

	Shares	Value

Food Products – 3.52%
The Hershey Co.	20,000	$2,913,000

Health Care Equipment & Supplies – 13.03%
Edwards Lifesciences Corp. (a)	25,000	2,077,500
IDEXX Laboratories, Inc. (a)	9,000	4,681,530
ResMed, Inc.	15,500	2,988,090
Varian Medical Systems, Inc. (a)	6,000	1,051,620
		10,798,740

Household Products – 2.28%
Church & Dwight Co., Inc.	24,000	1,890,000

IT Services – 4.70%
FleetCor Technologies, Inc. (a)	3,550	984,451
Jack Henry & Associates, Inc.	19,600	2,909,424
		3,893,875

Multiline Retail – 3.42%
Dollar General Corp.	15,000	2,834,850

Oil, Gas & Consumable Fuels – 10.08%
Cabot Oil & Gas Corp.	90,000	1,665,900
Cheniere Energy, Inc. (a)	50,000	3,369,500
ONEOK, Inc.	74,850	3,315,106
		8,350,506

Road & Rail – 1.86%
JB Hunt Transport Services, Inc.	10,500	1,542,135

Semiconductors & Semiconductor Equipment – 4.18%
Analog Devices, Inc.	8,800	1,371,216
SolarEdge Technologies, Inc. (a)	7,000	2,088,170
		3,459,386

Software – 5.97%
ANSYS, Inc. (a)	6,000	2,045,940
Tyler Technologies, Inc. (a)	6,250	2,896,375
		4,942,315

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2021

	Shares	Value

Specialty Retail – 7.30%
Floor & Decor Holdings, Inc. (a)	31,000	$2,947,790
Tractor Supply Co.	19,500	3,099,720
		6,047,510

Trading Companies & Distributors – 2.84%
Fastenal Co.	50,800	2,355,596
TOTAL COMMON STOCKS (Cost $37,110,762)		82,599,464

MONEY MARKET FUNDS – 0.31%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 0.026% (b)	259,625	259,625
TOTAL MONEY MARKET FUNDS (Cost $259,625)		259,625
Total Investments (Cost $37,370,387) – 100.00%		82,859,089
Other Assets in Excess of Liabilities – 0.00%		3,396
TOTAL NET ASSETS – 100.00%		$82,862,485

(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2021

	Shares	Value
COMMON STOCKS – 83.58%

Aerospace & Defense – 3.04%
Raytheon Technologies Corp.	122,726	$8,835,045

Banks – 3.93%
JPMorgan Chase & Co.	60,000	8,830,200
Wells Fargo & Co.	72,000	2,604,240
		11,434,440

Beverages – 2.67%
PepsiCo, Inc.	60,000	7,751,400

Capital Markets – 3.71%
BlackRock, Inc.	5,500	3,819,750
T. Price Rowe Group, Inc.	43,000	6,972,020
		10,791,770

Chemicals – 10.04%
Ecolab, Inc.	28,500	5,966,760
Linde PLC (a)	37,000	9,037,990
The Scotts Miracle-Gro Co.	34,641	7,383,729
The Sherwin-Williams Co.	10,000	6,803,400
		29,191,879

Diversified Telecommunication Services – 1.88%
Verizon Communications Inc.	99,000	5,474,700

Electric Utilities – 4.69%
Evergy, Inc.	90,000	4,826,700
NextEra Energy, Inc.	120,000	8,817,600
		13,644,300

Food & Staples Retailing – 2.37%
Walmart, Inc.	53,000	6,885,760

Food Products – 1.27%
McCormick & Co., Inc.	44,000	3,708,320

Health Care Providers & Services – 2.86%
CVS Health Corp.	122,000	8,311,860

Health Care Technology – 1.76%
Cerner Corp.	74,000	5,116,360

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2021

	Shares	Value

Hotels, Restaurants & Leisure – 2.56%
Starbucks Corp.	69,000	$7,454,070

Household Products – 1.91%
Colgate-Palmolive Co.	74,000	5,564,800

Industrial Conglomerates – 2.29%
3M Co.	38,000	6,652,280

Interactive Media & Services – 8.09%
Alphabet, Inc. – Class A (b)	5,900	11,929,269
Facebook, Inc. – Class A (b)	45,000	11,592,900
		23,522,169

IT Services – 4.41%
Automatic Data Processing, Inc.	33,000	5,742,660
Mastercard, Inc. – Class A	20,000	7,077,000
		12,819,660

Life Sciences Tools & Services – 1.47%
Thermo Fisher Scientific, Inc.	9,500	4,275,760

Machinery – 1.80%
Otis Worldwide Corp.	82,000	5,224,220

Multi-Utilities – 2.19%
Sempra Energy	55,000	6,378,900

Oil, Gas & Consumable Fuels – 3.11%
EOG Resources, Inc.	140,000	9,038,400

Pharmaceuticals – 3.24%
Johnson & Johnson	59,500	9,428,370

Road & Rail – 2.37%
Union Pacific Corp.	33,500	6,899,660

Software – 3.04%
Microsoft Corp.	38,000	8,830,440

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2021

	Shares	Value

Specialty Retail – 7.27%
O’Reilly Automotive, Inc. (b)	19,500	$8,722,935
The Home Depot, Inc.	30,000	7,750,200
The TJX Companies, Inc.	70,547	4,655,396
		21,128,531

Water Utilities – 1.61%
Essential Utilities, Inc.	111,500	4,689,690
TOTAL COMMON STOCKS (Cost $143,204,887)		243,052,784

EXCHANGE TRADED FUNDS – 15.33%
Energy Select Sector SPDR Fund	250,000	12,037,500
Invesco KBW Bank ETF	165,000	9,652,500
iShares U.S. Energy ETF	300,000	7,665,000
Technology Select Sector SPDR Fund	55,000	7,187,950
VanEck Vectors Oil Services ETF	40,000	8,027,200
TOTAL EXCHANGE TRADED FUNDS (Cost $26,587,621)		44,570,150

MONEY MARKET FUNDS – 0.93%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 0.026% (c)	2,703,853	2,703,853
TOTAL MONEY MARKET FUNDS (Cost $2,703,853)		2,703,853
Total Investments (Cost $172,496,361) – 99.84%		290,326,787
Other Assets in Excess of Liabilities – 0.16%		466,172
TOTAL NET ASSETS – 100.00%		$290,792,959

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 28, 2021.

Abbreviations:
PLC Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 28, 2021

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $37,370,387 and $172,496,361)	$82,859,089	$290,326,787
Receivable for Fund shares sold	72,434	457,419
Dividends and interest receivable	77,479	413,563
Other assets	5,934	6,925
TOTAL ASSETS	83,014,936	291,204,694

LIABILITIES
Payable for Fund shares redeemed	15,521	154,720
Payable to affiliates	29,662	72,495
Payable to Adviser	46,111	143,597
Accrued expenses and other liabilities	61,157	40,923
TOTAL LIABILITIES	152,451	411,735
NET ASSETS	$82,862,485	$290,792,959

Net assets consist of:
Paid-in capital	$35,310,274	$171,959,520
Total distributable earnings	47,552,211	118,833,439
NET ASSETS	$82,862,485	$290,792,959

INSTITUTIONAL CLASS SHARES
Net assets	$82,862,485	$290,792,959
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,618,145	14,635,050
Net asset value, redemption price
and offering price per share	$22.90	$19.87

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 28, 2021

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$608,912	$5,622,769
Interest income	932	1,545
TOTAL INVESTMENT INCOME	609,844	5,624,314

EXPENSES
Management fees	573,558	1,716,974
Administration fees	90,469	255,030
Fund accounting fees	37,393	100,498
Audit and tax fees	33,097	32,550
Transfer agent fees and expenses	25,789	38,487
Federal and state registration fees	21,530	23,847
Legal fees	17,542	27,587
Chief Compliance Officer fees	12,505	12,505
Trustees’ fees	11,328	11,328
Reports to shareholders	8,490	14,291
Custody fees	8,159	28,442
Insurance expense	2,459	3,844
Other expenses	3,731	4,957
TOTAL EXPENSES	846,050	2,270,340
NET INVESTMENT INCOME (LOSS)	(236,206)	3,353,974

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,640,248	557,845
Net change in unrealized appreciation
(depreciation) on investments	17,326,419	58,033,136
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	20,966,667	58,590,981
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$20,730,461	$61,944,955

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2021	February 29, 2020
FROM OPERATIONS
Net investment (loss)	$(236,206)	$(244,012)
Net realized gain on investments	3,640,248	4,800,696
Net change in unrealized
appreciation on investments	17,326,419	931,821
Net increase in net assets from operations	20,730,461	5,488,505

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(4,232,779)	(2,627,778)
Net decrease in net assets resulting
from distributions paid	(4,232,779)	(2,627,778)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	11,143,156	13,809,032
Shares converted into Institutional Class
from Investor Class (Note 1)	—	68,602
Payments for shares redeemed –
Institutional Class	(16,128,613)	(16,040,717)
Shares converted from Investor Class
to Institutional Class (Note 1)	—	(68,602)
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Institutional Class	4,208,022	2,531,734
Net increase (decrease) in net assets
from capital share transactions	(777,435)	300,049
TOTAL INCREASE IN NET ASSETS	15,720,247	3,160,776
NET ASSETS
Beginning of Year	67,142,238	63,981,462
End of Year	$82,862,485	$67,142,238

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2021	February 29, 2020
FROM OPERATIONS
Net investment income	$3,353,974	$3,236,229
Net realized gain on investments	557,845	15,015,245
Net change in unrealized appreciation
(depreciation) on investments	58,033,136	(2,992,514)
Net increase in net assets from operations	61,944,955	15,258,960

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(9,860,591)	(13,201,378)
Net dividends and distributions – Investor Class	—	(81)
Net decrease in net assets resulting
from distributions paid	(9,860,591)	(13,201,459)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	39,570,299	36,124,307
Shares converted into Institutional Class
from Investor Class (Note 1)	—	10,832
Payments for shares redeemed –
Institutional Class	(45,091,817)	(42,340,713)
Payments for shares redeemed – Investor Class	—	(11,157)
Shares converted from Investor Class
to Institutional Class (Note 1)	—	(10,832)
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Institutional Class	6,496,452	10,020,825
Net asset value of shares issued in
reinvestment of distributions to
shareholders – Investor Class	—	81
Net increase in net assets
from capital share transactions	974,934	3,793,343
TOTAL INCREASE IN NET ASSETS	53,059,298	5,850,844
NET ASSETS
Beginning of Year	237,733,661	231,882,817
End of Year	$290,792,959	$237,733,661

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year
	Ended	Ended
	February	February
	28,	29,	Year Ended February 28,
	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Year	$18.67	$17.89	$17.56	$14.83	$12.37

Income (loss) from
investment operations:
Net investment income (loss)(1)	(0.06)	(0.07)	0.02	(0.01)	0.01
Net realized and unrealized
gain on investments	5.52	1.56	0.31	2.75	2.61
Total from investment operations	5.46	1.49	0.33	2.74	2.62

Less distributions paid:
From income	—	(0.02)	—	(0.01)	(0.01)
From net realized
gain on investments	(1.23)	(0.69)	—	—	(0.15)
Total distributions paid	(1.23)	(0.71)	—	(0.01)	(0.16)
Net Asset Value, End of Year	$22.90	$18.67	$17.89	$17.56	$14.83
Total Return	29.12%	8.07%	1.88%	18.50%	21.22%

Supplemental Data and Ratios:
Net assets, end of year
(000’s omitted)	$82,862	$67,142	$63,918	$66,052	$58,928
Ratio of expenses to average
net assets before waiver,
reimbursements and recoupments	1.11%	1.14%	1.18%	1.21%	1.20%
Ratio of expenses to average
net assets after waiver,
reimbursements and recoupments	1.11%	1.14%	1.18%	1.21%	1.25%
Ratio of net investment income
(loss) to average net assets before
waiver, reimbursements
and recoupments	(0.31)%	(0.34)%	0.14%	(0.03)%	0.14%
Ratio of net investment income
(loss) to average net assets after
waiver, reimbursements
and recoupments	(0.31)%	(0.34)%	0.14%	(0.03)%	0.10%
Portfolio turnover rate	14.1%	29.1%	10.6%	15.3%	30.2%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year
	Ended	Ended
	February	February
	28,	29,	Year Ended February 28,
	2021	2020	2019	2018	2017
Net Asset Value,
Beginning of Year	$16.58	$16.42	$16.26	$15.26	$13.79

Income from investment operations:
Net investment income(1)	0.22	0.23	0.25	0.20	0.20
Net realized and unrealized
gain on investments	3.75	0.87	0.67	1.25	1.79
Total from investment operations	3.97	1.10	0.92	1.45	1.99

Less distributions paid:
From income	(0.23)	(0.23)	(0.25)	(0.19)	(0.19)
From net realized
gain on investments	(0.45)	(0.71)	(0.51)	(0.26)	(0.33)
Total distributions paid	(0.68)	(0.94)	(0.76)	(0.45)	(0.52)
Net Asset Value, End of Year	$19.87	$16.58	$16.42	$16.26	$15.26
Total Return	24.40%	6.24%	5.92%	9.54%	14.64%

Supplemental Data and Ratios:
Net assets, end of year
(000’s omitted)	$290,793	$237,734	$231,862	$232,472	$216,188
Ratio of expenses to
average net assets	0.86%	0.87%	0.88%	0.89%	0.89%
Ratio of net investment income
to average net assets	1.27%	1.28%	1.53%	1.28%	1.37%
Portfolio turnover rate	30.7%	28.3%	42.6%	30.9%	60.3%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 28, 2021

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (“Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (“Quality Large Cap Fund”), each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  Each Fund currently offers Institutional Class shares.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  Effective as of the close of business on June 28, 2019, each Fund converted its Investor Class shares into Institutional Class shares of the same Fund and ceased offering its Investor Class shares.  Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its net asset value (“NAV”), whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value.  Any discount or premium is accreted or amortized using the constant yield to maturity method.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2021:

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$82,599,464	$—	$—	$82,599,464
Money Market Funds	259,625	—	—	259,625
Total Investments
in Securities	$82,859,089	$—	$—	$82,859,089

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$243,052,784	$—	$—	$243,052,784
Exchange Traded Funds	44,570,150	—	—	44,570,150
Money Market Funds	2,703,853	—	—	2,703,853
Total Investments
in Securities	$290,326,787	$—	$—	$290,326,787

The Funds did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 29, 2020 and February 28, 2021 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 29, 2020	$85,966	$2,541,812
Year ended February 28, 2021	$—	$4,232,779
Quality Large Cap Fund
Year ended February 29, 2020	$3,203,792	$9,997,667
Year ended February 28, 2021	$3,396,501	$6,464,090

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

As of February 28, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$37,410,602	$173,068,562
Gross tax unrealized appreciation	$45,541,403	$118,397,350
Gross tax unrealized depreciation	(92,916)	(1,139,124)
Net tax unrealized appreciation	$45,448,487	$117,258,226
Undistributed ordinary income	$—	$522,398
Undistributed long-term capital gain	2,170,964	1,052,815
Total distributable earnings	$2,170,964	$1,575,213
Other accumulated loss	(67,240)	—
Total accumulated earnings	$47,552,211	$118,833,439

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

At February 28, 2021 the following Funds deferred, on a tax basis, late year losses of:

Mid Cap Growth Fund	$67,240
Quality Large Cap Fund	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2021, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Mid Cap Growth Fund	$168,966	$(168,966)
Quality Large Cap Fund	—	—

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2021.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2021.  At February 28, 2021, the fiscal years 2018 through 2021 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund,

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2022, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Funds did not have any previously waived expenses subject to potential recoupment at the period end.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) acts as the Funds’ administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the year ended February 28, 2021, and owed as of February 28, 2021, are as follows:

Administration	Incurred	Owed
Mid Cap Growth Fund	$90,469	$16,086
Quality Large Cap Fund	$255,030	$44,017

Fund Accounting	Incurred	Owed
Mid Cap Growth Fund	$37,393	$6,557
Quality Large Cap Fund	$100,498	$17,421

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

Transfer Agency	Incurred*	Owed
Mid Cap Growth Fund	$25,143	$4,280
Quality Large Cap Fund	$35,960	$6,389

Custody	Incurred	Owed
Mid Cap Growth Fund	$8,159	$656
Quality Large Cap Fund	$28,442	$2,582

* These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with U.S. Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended February 28, 2021, and owed as of February 28, 2021, is as follows:

CCO	Incurred	Owed
Mid Cap Growth Fund	$12,505	$2,083
Quality Large Cap Fund	$12,505	$2,086

(6)	Capital Share Transactions
	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	February 28, 2021	February 29, 2020
Shares Sold	612,225	695,840
Shares Issued to Holders in
Reinvestment of Distributions	180,835	125,894
Shares Redeemed	(771,784)	(800,940)
Shares Converted into Institutional Class	—	3,456
Net Increase	21,276	24,250

	Year Ended	Year Ended
Mid Cap Growth Fund – Investor Class	February 28, 2021	February 29, 2020
Shares Converted from Investor Class	—	(3,456)
Net Decrease	—	(3,456)

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class	February 28, 2021	February 29, 2020
Shares Sold	2,494,866	2,028,426
Shares Issued to Holders in
Reinvestment of Distributions	335,732	550,106
Shares Redeemed	(2,530,525)	(2,364,677)
Shares Converted into Institutional Class	—	620
Net Increase	300,073	214,475

	Year Ended	Year Ended
Quality Large Cap Fund – Investor Class	February 28, 2021	February 29, 2020
Shares Issued to Holders in
Reinvestment of Distributions	—	5
Shares Redeemed	—	(628)
Shares Converted from Investor Class	—	(620)
Net Decrease	—	(1,243)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 28, 2021 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$10,646,080	$80,009,743
Sales	$15,347,889	$86,688,878

(8)	Line of Credit

The Funds each have lines of credit, maturing August 7, 2021, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These secured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was accrued at the prime rate of 4.75% from March 1, 2020 through March 3, 2020, 4.25% from March 4, 2020 through March 15, 2020, and 3.25% thereafter.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Mid Cap Growth Fund	28	$88,393	$223	$370,000	8/18/2020
Quality Large Cap Fund	16	$548,625	$792	$1,570,000	3/23/2020

*	Interest expense is included within “other expenses” on the Statements of Operations.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2021

(9)	Subsequent Event

On March 19, 2021, the Quality Large Cap Fund declared and paid a distribution of $767,580 to the shareholders of record on March 18, 2021.

(10)	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and Board of Trustees of Trust for Professional Managers:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bright Rock Funds, comprising Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of February 28, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Bright Rock Funds as of February 28, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 28, 2021

We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Bright Rock Funds
Statement Regarding Liquidity Risk Management

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Bright Rock Capital Management, LLC (“Bright Rock”), the investment adviser to the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund (the “Funds”), each a series of the Trust, have adopted and implemented a liquidity risk management program tailored specifically to each Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for each Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved Bright Rock as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Trading and Oversight Committee (as may be constituted from time to time and which includes the Portfolio Managers of each Fund as well as other representatives of Bright Rock investment, operations, and compliance groups). The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of each Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 13-14, 2020, the Board reviewed the Program Administrator’s written annual report for the review period December 1, 2019 through June 30, 2020 (the “Report”). The Report provided an assessment of each Fund’s liquidity risk: the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assessed liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Funds primarily held investments that were classified as highly liquid during the review period. The Report noted that the Funds’ portfolios are expected to continue to primarily hold highly liquid investments and the determination that the Funds be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Funds can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Funds and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Funds’ restriction on holding illiquid investments exceeding 15% of net assets during the review period. The Report confirmed that each Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Funds are reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 28, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Quality Large Cap	100.00%
Mid Cap Growth	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2021, was as follows:

Quality Large Cap	100.00%
Mid Cap Growth	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	21	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present);	(an open-end
				Professor,	investment
				Department of	company)
				Accounting	(2001–2021).
(2004–2019);
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	21	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company)
(2001–2021).

Jonas B. Siegel	Trustee	Indefinite	21	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present).	Trustee, Gottex
Milwaukee, WI 53202		October 23,			Trust (an open-
Year of Birth: 1943		2009			end investment
company)
(2010–2016).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Joseph C. Neuberger*	Chairperson	Indefinite	21	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present), Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-end
Year of Birth: 1962		2001		(2016–2020),	investment
				Executive Vice	company)
				President (1994–	(2001–2018);
				2017), U.S.	Trustee, Buffalo
				Bancorp Fund	Funds (an open-
				Services, LLC.	end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	July 1,		Services, LLC (February
Year of Birth: 1985	Vice	2017		2017–present); Vice
	President			President and Assistant
	and			CCO, Heartland Advisors,
	Anti-Money			Inc. (December 2016–
	Laundering			January 2017); Vice
	Officer			President and CCO,
Heartland Group, Inc.
(May 2016– November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016–April 2016),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 22,		Services, LLC
Year of Birth: 1970		2019		(2019–present); Partner,
Practus, LLP (2018–
2019); Counsel,
Drinker Biddle &
Reath (2016–2018).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-ANNUAL

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2021	FYE 2/29/2020
Audit Fees	$52,800	$51,200
Audit-Related Fees	$0	$0
Tax Fees	$12,300	$11,950
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2021	FYE 2/29/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2021	FYE 2/29/2020
Registrant	$0	$0
Registrant’s Investment Adviser	$198,000	$216,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date   4/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date   4/28/2021

By (Signature and Title)* /s/ Jennifer Lima

  Jennifer Lima, Treasurer

Date   4/28/2021

* Print the name and title of each signing officer under his or her signature.